UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.1%
	AUSTRALIA – 4.4%
1,915,569	CSL Ltd.	$193,089,355

	BRAZIL – 2.0%
3,969,088	Raia Drogasil S.A.	87,822,945

	CANADA – 3.5%
991,020	Canadian Pacific Railway Ltd.	154,965,797

	CHINA – 10.3%
14,118,800	AIA Group Ltd.	111,257,763
2,487,316	Ctrip.com International Ltd. - ADR*	148,567,385
4,790,910	Tencent Holdings Ltd.	192,230,142
		452,055,290
	DENMARK – 8.1%
1,503,669	Chr Hansen Holding A/S	121,111,140
1,491,125	Coloplast A/S - Class B	128,170,813
2,308,802	Novozymes A/S	106,651,122
		355,933,075
	FRANCE – 7.8%
807,764	Essilor International S.A.	102,416,863
200,221	Hermes International	101,449,731
552,674	LVMH Moet Hennessy Louis Vuitton S.E.	139,166,284
		343,032,878
	GERMANY – 2.5%
487,459	adidas A.G.	111,376,331

	INDIA – 3.6%
1,661,346	HDFC Bank Ltd. - ADR	160,785,066

	IRELAND – 6.0%
1,241,079	Accenture PLC - Class A	159,875,797
1,000,680	ICON PLC*	105,021,366
		264,897,163
	ITALY – 4.1%
916,642	Ferrari N.V.	96,688,531
1,432,844	Luxottica Group S.p.A.	82,896,989
		179,585,520
	JAPAN – 5.4%
351,640	Keyence Corp.	162,734,571

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
1,278,250	Sysmex Corp.	$73,278,063
		236,012,634
	MEXICO – 2.4%
46,254,423	Wal-Mart de Mexico S.A.B. de C.V.	106,733,981

	NETHERLANDS – 2.3%
1,010,001	Core Laboratories N.V.	101,535,401

	RUSSIA – 2.5%
3,868,371	Yandex N.V. - Class A*	112,105,392

	SOUTH KOREA – 2.6%
446,057	Amorepacific Corp.	113,004,030

	SPAIN – 1.4%
1,582,813	Industria de Diseno Textil S.A.	62,941,504

	SWEDEN – 2.7%
3,334,886	Atlas Copco A.B. - A Shares	120,858,535

	SWITZERLAND – 8.9%
1,262,080	Chubb Ltd.	184,844,237
1,984,248	Nestle S.A.	167,645,359
18,759	SGS S.A.	41,475,431
		393,965,027
	TAIWAN – 3.4%
4,199,322	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	151,007,619

	UNITED KINGDOM – 11.2%
7,609,430	Compass Group PLC	162,349,232
7,526,998	Experian PLC	149,665,998
1,845,994	Reckitt Benckiser Group PLC	179,484,494
		491,499,724
	TOTAL COMMON STOCKS (Cost $3,450,054,957)	4,193,207,267

	SHORT-TERM INVESTMENTS – 4.4%
193,126,131	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.85%[1]	193,126,131

	TOTAL SHORT-TERM INVESTMENTS (Cost $193,126,131)	193,126,131

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 99.5% (Cost $3,643,181,088)	$4,386,333,398
Other Assets in Excess of Liabilities – 0.5%	21,162,461

TOTAL NET ASSETS – 100.0%	$4,407,495,859

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.9%
	ARGENTINA – 5.0%
4,927	MercadoLibre, Inc.	$1,421,045

	BRAZIL – 7.3%
97,541	Ambev S.A. - ADR	593,049
23,859	Embraer S.A. - ADR	483,622
46,400	Raia Drogasil S.A.	1,026,681
		2,103,352
	CHINA – 24.3%
75,556	AIA Group Ltd.	595,390
7,299	Alibaba Group Holding Ltd. - ADR*	1,130,980
86,574	ANTA Sports Products Ltd.	297,048
6,326	China Biologic Products Holdings, Inc.*	629,437
25,401	Ctrip.com International Ltd. - ADR*	1,517,202
7,734	JD.com, Inc. - ADR*	349,345
38,000	Shenzhou International Group Holdings Ltd.	254,199
48,790	Tencent Holdings Ltd.	1,957,647
99,000	TravelSky Technology Ltd. - Class H	262,367
		6,993,615
	CZECH REPUBLIC – 1.6%
10,630	Komercni banka A.S.	458,474

	INDIA – 11.1%
17,511	Asian Paints Ltd.	317,102
929	Eicher Motors Ltd.	435,618
35,886	Godrej Consumer Products Ltd.	580,234
12,795	HDFC Bank Ltd. - ADR	1,238,300
36,882	Syngene International Ltd.[1]	272,628
48,054	Vakrangee Ltd.	330,528
		3,174,410
	INDONESIA – 3.7%
4,056,495	Kalbe Farma Tbk P.T.	528,221
15,308	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	536,239
		1,064,460
	LUXEMBOURG – 1.0%
6,248	Globant S.A.*	287,221

	MALAYSIA – 2.0%
423,100	IHH Healthcare Bhd	583,041

	MEXICO – 7.6%
83,190	Banregio Grupo Financiero S.A.B. de C.V.	546,500
282,374	Becle S.A.B. de C.V.*	476,003

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
45,711	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	$289,351
1,976	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	419,999
190,120	Wal-Mart de Mexico S.A.B. de C.V.	438,710
		2,170,563
	PERU – 0.9%
1,417	Credicorp Ltd.	262,343

	PHILIPPINES – 2.6%
57,160	Security Bank Corp.	265,070
148,685	Universal Robina Corp.	474,401
		739,471
	RUSSIA – 5.4%
53,967	Yandex N.V. - Class A*	1,563,964

	SOUTH AFRICA – 1.5%
38,224	Clicks Group Ltd.	432,916

	SOUTH KOREA – 5.4%
1,925	Amorepacific Corp.	487,679
763	Hugel, Inc.*	396,415
522	Medy-Tox, Inc.	275,775
1,608	Samsung Biologics Co., Ltd.*1	390,846
		1,550,715
	SWITZERLAND – 3.9%
10,235	Luxoft Holding, Inc. - Class A*	644,293
13,430	Wizz Air Holdings PLC*1	461,252
		1,105,545
	TAIWAN – 8.6%
22,614	Eclat Textile Co., Ltd.	260,255
73,280	PChome Online, Inc.	514,493
47,297	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,700,800
		2,475,548
	THAILAND – 1.5%
140,900	CP ALL PCL	257,229
61,500	Krungthai Card PCL	184,353
		441,582
	TURKEY – 0.9%
36,569	Arcelik A.S.	270,158

	UNITED ARAB EMIRATES – 1.7%
16,342	NMC Health PLC	487,953

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	VIETNAM – 0.9%
37,310	Vietnam Dairy Products JSC	$250,523

	TOTAL COMMON STOCKS (Cost $22,119,267)	27,836,899

	SHORT-TERM INVESTMENTS – 3.2%
917,882	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.85%[2]	917,882

	TOTAL SHORT-TERM INVESTMENTS (Cost $917,882)	917,882

	TOTAL INVESTMENTS – 100.1% (Cost $23,037,149)	28,754,781
	Liabilities in Excess of Other Assets – (0.1)%	(15,309)

	TOTAL NET ASSETS – 100.0%	$28,739,472

ADR – American Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company
JSC – Joint Stock Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,124,726.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.9%
	ARGENTINA – 2.9%
1,704	MercadoLibre, Inc.	$491,468

	CANADA – 3.2%
6,912	Canadian National Railway Co.	546,186

	CHINA – 8.9%
8,784	Ctrip.com International Ltd. - ADR*	524,668
112,500	Techtronic Industries Co., Ltd.	500,509
12,825	Tencent Holdings Ltd.	514,590
		1,539,767
	DENMARK – 2.4%
8,917	Novozymes A/S	411,905

	FRANCE – 1.7%
2,378	Essilor International S.A.	301,508

	INDIA – 3.6%
6,394	HDFC Bank Ltd. - ADR	618,811

	ITALY – 2.2%
3,590	Ferrari N.V.	378,678

	JAPAN – 3.0%
1,100	Keyence Corp.	509,066

	NETHERLANDS – 1.9%
3,306	Core Laboratories N.V.	332,352

	SWEDEN – 2.3%
10,833	Atlas Copco A.B. - A Shares	392,595

	SWITZERLAND – 5.4%
3,294	Chubb Ltd.	482,439
5,234	Nestle S.A.	442,211
		924,650
	TAIWAN – 2.9%
14,003	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	503,548

	UNITED KINGDOM – 6.0%
22,622	Compass Group PLC	482,647
5,764	Reckitt Benckiser Group PLC	560,429
		1,043,076

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES – 48.5%
5,533	Agilent Technologies, Inc.	$330,818
468	Amazon.com, Inc.*	462,281
6,972	Amphenol Corp. - Class A	534,195
18,993	Boston Scientific Corp.*	505,594
7,088	Cerner Corp.*	456,254
7,527	Charles Schwab Corp.	322,908
2,661	Cooper Cos., Inc.	648,938
2,319	Costco Wholesale Corp.	367,585
4,696	Crown Castle International Corp. - REIT	472,324
3,752	Ecolab, Inc.	494,026
2,572	Edwards Lifesciences Corp.*	296,243
2,917	Facebook, Inc. - Class A*	493,702
3,114	First Republic Bank	312,428
5,664	Quintiles IMS Holdings, Inc.*	512,875
5,578	Schlumberger Ltd.	382,651
4,392	Tractor Supply Co.	246,479
2,001	Tyler Technologies, Inc.*	343,792
11,629	Under Armour, Inc. - Class C*	210,601
5,088	Verisk Analytics, Inc.*	443,979
5,379	Visa, Inc. - Class A	535,533
		8,373,206
	TOTAL COMMON STOCKS (Cost $14,524,216)	16,366,816

	SHORT-TERM INVESTMENTS – 5.4%
939,462	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.85%[1]	939,462

	TOTAL SHORT-TERM INVESTMENTS (Cost $939,462)	939,462

	TOTAL INVESTMENTS – 100.3% (Cost $15,463,678)	17,306,278
	Liabilities in Excess of Other Assets – (0.3)%	(56,817)

	TOTAL NET ASSETS – 100.0%	$17,249,461

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.2%
	AUSTRALIA – 2.7%
595	Domino's Pizza Enterprises Ltd.	$25,376
507	REA Group Ltd.	27,994
		53,370
	BRAZIL – 3.0%
4,700	Embraer S.A.	23,768
1,600	Raia Drogasil S.A.	35,403
		59,171
	CANADA – 2.3%
1,005	Canadian Western Bank	22,570
810	Ritchie Bros Auctioneers, Inc.	22,868
		45,438
	CHINA – 2.6%
283	China Biologic Products Holdings, Inc.*	28,158
11,000	Vitasoy International Holdings Ltd.	23,519
		51,677
	GERMANY – 12.6%
635	AURELIUS Equity Opportunities S.E. & Co. KGaA	37,422
1,000	Delivery Hero A.G.*1	32,793
206	Isra Vision A.G.	37,776
456	KION Group A.G.	39,586
429	Nemetschek S.E.	33,357
324	Sartorius A.G.	30,666
137	XING A.G.	40,223
		251,823
	INDIA – 4.6%
1,292	Apollo Hospitals Enterprise Ltd.*	25,356
4,325	Syngene International Ltd.[1]	31,970
4,934	Vakrangee Ltd.	33,938
		91,264
	IRELAND – 1.7%
328	ICON PLC*	34,424

	ITALY – 3.2%
1,835	Brembo S.p.A.	28,241
1,163	Interpump Group S.p.A.	35,425
		63,666
	JAPAN – 17.6%
550	Asahi Intecc Co., Ltd.	24,745

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
785	Harmonic Drive Systems, Inc.	$33,929
3,900	Infomart Corp.	28,654
630	M&A Capital Partners Co., Ltd.*	28,687
870	MonotaRO Co., Ltd.	28,725
1,200	Nihon M&A Center, Inc.	48,165
1,175	Pigeon Corp.	43,592
1,035	SMS Co., Ltd.	32,765
2,000	Start Today Co., Ltd.	56,511
2,200	Yume No. Machi Souzou Iinkai Co., Ltd.	25,044
		350,817
	JERSEY – 1.8%
3,877	Sanne Group PLC	35,348

	MALAYSIA – 2.4%
40,400	Karex Bhd	15,286
66,000	My EG Services Bhd	33,297
		48,583
	MEXICO – 3.1%
5,000	Banregio Grupo Financiero S.A.B. de C.V.	32,846
1,399	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	29,882
		62,728
	NETHERLANDS – 3.3%
702	Takeaway.com Holding B.V.*1	32,075
1,882	Wessanen	33,197
		65,272
	PHILIPPINES – 2.7%
20,760	Concepcion Industrial Corp.	30,054
5,140	Security Bank Corp.	23,836
		53,890
	SOUTH KOREA – 5.9%
1,168	Douzone Bizon Co., Ltd.	36,427
85	Hugel, Inc.*	44,162
70	Medy-Tox, Inc.	36,981
		117,570
	SWEDEN – 9.0%
1,154	Indutrade A.B.	28,486
3,925	Medicover A.B.*	31,113
3,759	Munters Group A.B.*1	33,522
628	Probi A.B.	28,779
1,021	RaySearch Laboratories A.B.*	25,039

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
389	Vitrolife A.B.	$31,510
		178,449
	SWITZERLAND – 6.9%
40	dormakaba Holding A.G. *	35,657
329	Temenos Group A.G. *	31,811
284	VAT Group A.G.*1	37,358
960	Wizz Air Holdings Plc*1	32,971
		137,797
	TAIWAN – 2.5%
3,819	PChome Online, Inc.	26,813
4,667	Sunny Friend Environmental Technology Co., Ltd.	23,725
		50,538
	UNITED ARAB EMIRATES – 2.0%
1,329	NMC Health PLC	39,682

	UNITED KINGDOM – 8.3%
2,958	Abcam PLC	40,083
5,913	Domino's Pizza Group PLC	20,784
1,637	Halma PLC	23,737
3,047	Just Eat PLC*	24,946
429	Rightmove PLC	23,819
449	Spirax-Sarco Engineering PLC	32,939
		166,308
	VIETNAM – 0.0%
8	Vietnam Dairy Products JSC	54

	TOTAL COMMON STOCKS (Cost $1,547,135)	1,957,869

	SHORT-TERM INVESTMENTS – 2.7%
53,323	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 0.85%[2]	53,323

	TOTAL SHORT-TERM INVESTMENTS (Cost $53,323)	53,323

	TOTAL INVESTMENTS – 100.9% (Cost $1,600,458)	2,011,192
	Liabilities in Excess of Other Assets – (0.9)%	(17,231)

	TOTAL NET ASSETS – 100.0%	$1,993,961

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2017 (Unaudited)

PLC – Public Limited Company
JSC – Joint Stock Company

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $200,689.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2017 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM Focused Global Growth Fund (“Global Growth” or “Global Growth Fund”) and WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The International Small Cap Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers one class of shares, Institutional Class. The International Small Cap Growth Fund commenced investment operations on November 30, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2017, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund	International Small Cap Growth Fund
Cost of investments	$3,643,797,489	$23,179,437	$15,487,774	$1,601,428
Gross unrealized appreciation	$794,195,007	$6,374,001	$2,145,257	$443,227
Gross unrealized depreciation	(51,659,098)	(798,657)	(326,753)	(33,463)
Net unrealized appreciation (depreciation) on investments	$742,535,909	$5,575,344	$1,818,504	$409,764

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2017, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$4,193,207,267	$-	$-	$4,193,207,267
Short-Term Investments	193,126,131	-	-	193,126,131
Total Investments	$4,386,333,398	$-	$-	$4,386,333,398

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

Emerging Markets Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$27,836,899	$-	$-	$27,836,899
Short-Term Investments	917,882	-	-	917,882
Total Investments	$28,754,781	$-	$-	$28,754,781

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Global Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$16,366,816	$-	$-	$16,366,816
Short-Term Investments	939,462	-	-	939,462
Total Investments	$17,306,278	$-	$-	$17,306,278

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

International Small Cap Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$1,957,869	$-	$-	$1,957,869
Short-Term Investments	53,323	-	-	53,323
Total Investments	$2,011,192	$-	$-	$2,011,192

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

WCM Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
July 31, 2017 (Unaudited)

Transfers are recognized at the end of the reporting period. As of July 31, 2017 certain securities in the Emerging Markets Fund and International Small Cap Fund transferred Levels due to these Funds applying fair value pricing to non-U.S. Securities.

	Emerging Markets Fund	International Small Cap Growth Fund
Transfers into Level 1	$996,700	$53,890
Transfers out of Level 1	-	-
Net transfers in (out) of Level 1	$996,700	$53,890

Transfers into Level 2	$-	$-
Transfers out of Level 2	(996,700)	(53,890)
Net transfers in (out) of Level 2	$(996,700)	$(53,890)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/17